Related Party Transactions (Details) - USD ($)			11 Months Ended
	Jun. 16, 2025	Feb. 20, 2025	Dec. 31, 2025	May 31, 2025
Related Party Transactions (Details) [Line Items]
Capital contribution amount			$ 201,250,000
Percentage of redeem public shares	100.00%		100.00%
Paid to sponsor	$ 203,557
Overpayment	10,321
Payment of related party due			$ 5,089
Related party receivable			15,410
Administrative services fee to related party			27,833
Outstanding administrative service Fee payable			5,000
IPO Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Related party receivable			10,321
Alberto Pontonio [Member]
Related Party Transactions (Details) [Line Items]
Number of shares allotted to broker (in Shares)				300,000
Investor [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans amount			$ 1,500,000
Business combination price per share (in Dollars per share)			$ 10
Founder [Member]
Related Party Transactions (Details) [Line Items]
Shares isssued, price per share (in Dollars per share)				$ 0.004
Stock issued during period shares of additional founder shares (in Shares)				1,009,988
Common stock shares, outstanding (in Shares)				7,069,913
Promissory Note [Member] | Investor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate loan amount			$ 300,000
Repaid loan amount			747,500
Borrowed amount	$ 193,236
Administrative Support Agreement [Member] | Investor [Member]
Related Party Transactions (Details) [Line Items]
Monthly for office space			$ 5,000
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Common stock shares, outstanding (in Shares)			7,069,913
Common Class B [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Capital contribution amount		$ 25,000
Shares isssued, price per share (in Dollars per share)		$ 0.004
Number of shares issued (in Shares)		6,059,925